Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 318,166,667.00
Previously Paid Amount	0.00
Total Fee Amount	45,261.32
Total Offset Amount	0.00
Net Fee	$ 45,261.32